COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 4:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Guarantees:

As of June 30, 2023 and December 31, 2022, the Company had credit lines of approximately $2,017 and $2,117, out of which $1,487 and $1,595 were utilized for bank performance guarantees, advance payment guarantees and bid bond guarantees from several banks, respectively, mainly in Israel and Canada.

b.	Restricted deposit:

In connection with a project in Canada, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project in the amount of $ 1,327. The deposits for the project bear an average interest rate of 4.7%.

c.	Legal proceedings:

1)
The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

2)
In February 2019, Magal Mexico (the Company’s former subsidiary whose shares were sold as part of the Integrated Solutions Division sale (see Note 1b)) initiated a dispute procedure with the Mexican tax authorities requesting the recognition of deduction of certain expenses as claimed by the former Mexican subsidiary in its annual tax filings. In July 2019, the tax authorities denied the former Mexican subsidiary position. On September 11, 2019, Magal Mexico filed a nullity claim (administrative trial) against the resolution of the Mexican Internal Revenue Service (Servicio de Administración Tributaria) that had requested the former subsidiary to correct its tax situation by virtue that certain invoices did not produce any legal effect.

The claim was admitted and resolved in favor of the former subsidiary on August 5, 2020. This resolution was then challenged by the tax authority, through a motion of review before the Collegiate Courts of Circuit; which resolved the appeal by the tax authority unfavorably to the former Mexican subsidiary, on June 4, 2021. The Collegiate Court had confirmed the legality of the tax resolution and had directed the lower court to issue a similar resolution which was issued on July 2, 2021, whereby the lower court had ruled in favor of the Tax Authority.

On September 21, 2021, the former Mexican subsidiary appealed the resolution by the lower court before the Collegiate Courts of Circuit. In October 2021, the Collegiate Court admitted the appeal, however, on March 14, 2022, the Court ruled in favor of the Tax Authority, deciding to confirm the challenged resolution. On March 25, 2022, the former Mexican subsidiary appealed the Collegiate Court's decision before the Mexican Supreme Court of Justice. On May 17, 2022, the Mexican Court rejected the former Mexican subsidiary's annulment claim regarding the Mexican Tax authority’s decision not to allow the deduction of expenses and credit of VAT by the former Mexican subsidiary.

According to the Purchase Agreement of the Integrated Solutions division dated February 7, 2021, the Company was financially liable for the outcome of this dispute and has to indemnify Aeronautics Ltd. according to the final tax resolution in this matter.

On July 19, 2022, Aeronautics Ltd. and Magal Security Systems Ltd. (formerly Onlishel Ltd.) (collectively for this section the "Buyer"), and the Company agreed that the Company will reimburse the Buyer in the amount of $4,250 (approximately 86,855 thousands Mexican Peso, in accordance with the then USD-Mexican Peso exchange rate) (the "Tax Payment Amount"), as provided in the closing protocol dated June 30, 2021 to the Purchase Agreement. The Buyer committed to pay the Tax Payment Amount to the relevant Mexican tax authorities.

c.	Royalty commitments to the Innovation Authority (formerly the Office of the Chief Scientist) of the Israeli Ministry of Economy, or Innovation Authority:

Under the research and development agreements between the Company and the Innovation Authority, the Company is required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the Innovation Authority and ancillary services, up to an amount equal to 100% of the Innovation Authority research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required.

On June 30, 2021, upon closing of the sale of the Company's Integrated Solutions Division to Aeronautics Ltd., the Company's rights and obligations concerning some of its Innovation Authority grants were assumed by Aeronautics Ltd.

As of June 30, 2023, the Company had remaining contingent obligations to pay approximately $600 in royalties not assumed by Aeronautics Ltd. The Company's obligations are contingent upon the unlikely event of future revenues associated with the technologies developed under the said grants.

As an alternative, the Company may be required to pay royalties over the portion of the consideration attributed to the operation derived from the funds provided by the Innovation Authority, up to the maximum amount of the related funds received. Company's management estimated it to be in an immaterial amount.